Annual Fund Operating Expenses - Class A - Thrivent Opportunity Income Plus Fund - Class A	Feb. 28, 2021
Operating Expenses:
Management Fees	0.43%
Distribution and Shareholder Service (12b-1) Fees	0.25%
Other Expenses	0.20%
Acquired Fund Fees and Expenses	0.03%
Total Annual Fund Operating Expenses	0.91%